Annual Total Returns - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Bar Chart Table:
Annual Return 2013	31.87%
Annual Return 2014	13.11%
Annual Return 2015	(4.04%)
Annual Return 2016	15.73%
Annual Return 2017	11.95%
Annual Return 2018	(9.46%)
Annual Return 2019	24.29%
Annual Return 2020	3.87%
Annual Return 2021	25.25%
Annual Return 2022	(5.73%)